Cover Page	9 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	TOYOTA MOTOR CORP/
Entity Central Index Key	0001094517
Current Fiscal Year End Date	--03-31